Stock Option Activity (Details) - Employee Stock Options [member] shares in Millions, Unit_pure in Millions	12 Months Ended
	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding, beginning of year	12.8	12.2
Granted	2.5	2.5
Exercised	(1.2)	(1.8)
Forfeited/expired	0.0	(0.1)
Number outstanding, end of year	14.1	12.8
Exercisable, end of year	5.1	4.4
Number outstanding, beginning of year, Weighted average exercise price	$ 72.05	$ 65.36
Granted, Weighted average exercise price	90.55	95.33
Exercised, Weighted average exercise price	58.32	57.65
Forfeited/expired, Weighted average exercise price	79.27	80.75
Number outstanding, end of year, Weighted average exercise price	76.58	72.05
Exercisable, end of year, Weighted average exercise price	$ 64.18	$ 60.16
Number of shares, Available for grant | shares	7.4	9.9